Financial Risk Management - Fair Value Hierarchy Classifications,Valuation Techniques and Inputs of Financial Instruments Measured at Fair Value (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Derivatives, liabilities	[1]	₩ 5,487	₩ 7,006
Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging			119,098
Fair values [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		124,316	120,501
Convertible securities			1,470
Derivatives		131,987	256,251
Derivatives, liabilities		₩ 9,553	10,768
Financial liabilities effective for fair value hedging			119,098
Fair values [member] | Equity instrument [member]
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Net asset value method and Comparable companyanalysis
Input, assets		Price to book value ratio
Fair values [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets effective for fair value hedging			119,098
Valuation technique, assests		Discounted cash flow
Valuation technique, liabilities		Discounted cash flow
Input, assets		Discount rate and Exchange rate
Input, liabilities		Discount rate and Exchange rate
Fair values [member] | Convertible Securities
Disclosure of detailed information about financial instruments [Line Items]
Valuation technique, assests		Risk-adjusted discount model and binominal option pricing model
Input, assets		Discount rate, stock price and volatility
Fair values [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [Line Items]
Derivatives		₩ 131,987	256,251
Financial assets effective for fair value hedging			119,098
Derivatives, liabilities		9,553	10,768
Financial liabilities effective for fair value hedging			119,098
Fair values [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Equity instruments		₩ 103,308	101,543
Convertible securities			₩ 1,470

[1]

(*) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.